Investment in Securities (Summary of Investment in Securities) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2018	Mar. 31, 2018
Schedule of Investments [Line Items]
Trading securities	[1]		¥ 422,053
Equity securities	[2]	¥ 593,925
Investment Funds Elected for the Fair Value Option
Schedule of Investments [Line Items]
Equity securities		5,751
Investment Funds Accounted for under the Equity Method
Schedule of Investments [Line Items]
Equity securities		85,824
Variable Annuity and Variable Life Insurance Contracts
Schedule of Investments [Line Items]
Trading securities			¥ 403,797
Equity securities		¥ 375,480

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in trading securities was ¥403,797 million as of March 31, 2018.
[2]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities was ¥375,480 million as of September 30, 2018. The amount of investment funds that are accounted for under the equity method included in equity securities was ¥85,824 million as of September 30, 2018. The amount of investment funds elected for the fair value option included in equity securities was ¥5,751 million as of September 30, 2018.